Supplemental Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Consolidating Financial Information
(14)	Supplemental Consolidating Financial Information

In accordance with the indenture governing the Senior Secured Notes (see Note 5—Debt Obligations), certain wholly-owned U.S. subsidiaries of the Company have fully and unconditionally guaranteed the Senior Secured Notes on a joint and several basis. Pursuant to Regulation S-X, Rule 3-10(f), we are required to present condensed consolidating financial information for subsidiaries that have guaranteed the debt of a registrant issued in a public offering, where the guarantee is full and unconditional, joint and several, and where the voting interest of the subsidiary is 100% owned by the registrant.

The following tables present condensed consolidating balance sheets as of March 31, 2013, and December 31, 2012; and condensed consolidating statements of operations and cash flows for the three months ended March 31, 2013 and 2012 for (i) DTAG and DTAC, —the co-issuers of the Senior Secured Notes, (ii) the separate DTAG and DTAC guarantor subsidiaries on a combined basis, (iii) the separate DTAG and DTAC non-guarantor subsidiaries on a combined basis, (iv) elimination adjustments, and (v) total consolidated amounts. Separate financial statements and other disclosures concerning the guarantor subsidiaries are not presented because management believes that such information is not material to the senior note holders. Consolidating adjustments include elimination of investment in subsidiaries, elimination of intercompany accounts; elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and elimination of equity in earnings (losses) of subsidiaries. The condensed consolidating financial information should be read in conjunction with the condensed consolidated financial statements herein.

Included in the column for DTAG Guarantor Subsidiaries Combined are DriveTime Sales and Finance Company, LLC, DriveTime Car Sales Company, LLC, DriveTime Ohio Company, LLC, and Carvana, LLC. Included in the column for DTAC Guarantor Subsidiaries Combined are DT Credit Company, LLC, GFC Lending, LLC and DT Jet Leasing, LLC. Included in the column for DTAG Non-Guarantor Subsidiaries Combined are all other subsidiaries that are wholly-owned by DTAG. Included in the column for DTAC Non-Guarantor Subsidiaries Combined are all SPEs, which are VIEs and for which DTAC is the primary beneficiary. The column for the Issuers includes the accounts for DTAG and DTAC as issuers and as parent companies for each of its respective subsidiaries.

Consolidated amounts may be immaterially different compared to the condensed consolidated financial statements due to rounding.

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$3,327	$510	$5	$—	$3,842	$52	$257	$21,580	$—	$21,889	$—	$25,731
Restricted Cash and Investments Held in Trust	—	—	—	—	—	25,027	101,924	—	—	126,951	—	126,951
Finance Receivables	—	—	—	—	—	279	—	1,739,261	—	1,739,540	—	1,739,540
Allowance for Credit Losses	—	—	—	—	—	—	—	(269,622)	—	(269,622)	—	(269,622)

Finance Receivables, net	—	—	—	—	—	279	—	1,469,639	—	1,469,918	—	1,469,918
Dealer Finance Receivables	—	—	—	—	—	74,753	—	—	—	74,753	—	74,753
Inventory	228,876	—	—	—	228,876	—	—	—	—	—	—	228,876
Property and Equipment, net	72,924	—	—	—	72,924	5,457	15,211	2,521	—	23,189	—	96,113
Investments in Subsidiaries	—	—	348,577	(348,577)	—	—	—	430,410	(430,410)	—	—	—
Other Assets	1,428,316	26,135	480,864	(706,690)	1,228,625	649,462	1,455,383	1,129,613	(2,110,920)	1,123,538	(2,294,850)	57,313

Total Assets	$1,733,443	$26,645	$829,446	$(1,055,267)	$1,534,267	$755,030	$1,572,775	$3,053,763	$(2,541,330)	$2,840,238	$(2,294,850)	$2,079,655

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$18,571	$—	$—	$—	$18,571	$10	$—	$—	$—	$10	$—	$18,581
Accrued Expenses and Other Liabilities	1,270,241	108	605,229	(706,690)	1,168,888	726,350	6,459	2,593,550	(2,094,627)	1,231,732	(2,294,850)	105,770
Portfolio Term Financings	—	—	—	—	—	—	1,005,499	—	(16,293)	989,206	—	989,206
Portfolio Warehouse Facilities	—	—	—	—	—	—	145,000	—	—	145,000	—	145,000
Senior Secured Notes Payable	—	—	99,196	—	99,196	—	—	99,196	—	99,196	—	198,392
Other Secured Notes Payable	111,321	11,269	—	—	122,590	1,681	12,397	—	—	14,078	—	136,668

Total Liabilities	1,400,133	11,377	704,425	(706,690)	1,409,245	728,041	1,169,355	2,692,746	(2,110,920)	2,479,222	(2,294,850)	1,593,617

Shareholders’ Equity:
Total Shareholders’ Equity	333,309	15,268	125,021	(348,577)	125,021	26,989	403,421	361,017	(430,410)	361,017	—	486,038

Total Liabilities & Shareholders’ Equity	$1,733,442	$26,645	$829,446	$(1,055,267)	$1,534,266	$755,030	$1,572,776	$3,053,763	$(2,541,330)	$2,840,239	$(2,294,850)	$2,079,655

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480
Restricted Cash and Investments Held in Trust	—	—	—	—	—	16,163	90,909	—	—	107,072	—	107,072
Finance Receivables	—	—	—	—	—	—	—	1,634,622	—	1,6347,622	—	1,634,622
Allowance for Credit Losses	—	—	—	—	—	—	—	(252,590)	—	(252,590)	—	(252,590)

Finance Receivables, net	—	—	—	—	—	—	—	1,382,032	—	1,382,032	—	1,382,032
Dealer Finance Receivables	—	—	—	—	—	40,956	—	—	—	40,956	—	40,956
Inventory	270,733	—	—	—	270,733	—	—	—	—	—	—	270,733
Property and Equipment, net	70,668	—	—	—	70,668	5,807	15,216	2,706	—	23,729	—	94,397
Investments in Subsidiaries	—	—	473,828	(473,828)	—	—	—	348,577	(348,577)	—	—	—
Other Assets	1,226,409	26,480	383,689	(711,814)	924,764	496,384	1,352,295	887,248	(1,857,217)	878,710	(1,736,027)	67,447

Total Assets	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$17,342	$—	$—	$—	$17,342	$4	$—	$—	$—	$4	$—	$17,346
Accrued Expenses and Other Liabilities	1,006,791	695	602,314	(711,814)	897,986	521,476	6,703	2,228,522	(1,836,721)	919,980	(1,736,027)	81,939
Portfolio Term Financings	—	—	—	—	—	—	1,069,974	—	(20,496)	1,049,478	—	1,049,478
Portfolio Warehouse Facilities	—	—	—	—	—	—	57,200	—	—	57,200	—	57,200
Senior Secured Notes Payable	—	—	99,160	—	99,160	—	—	99,160	—	99,160	—	198,320
Other Secured Notes Payable	91,320	11,733	—	—	103,053	1,774	12,454	—	—	14,228	—	117,281
Total Liabilities	1,115,453	12,428	701,474	(711,814)	1,117,541	523,254	1,146,331	2,327,682	(1,857,217)	2,140,050	(1,736,027)	1,521,564

Shareholders’ Equity:
Total Shareholders’ Equity	459,294	14,534	156,048	(473,328)	156,048	36,065	312,512	311,505	(348,577)	311,505	—	467,553

Total Liabilities & Shareholders’ Equity	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

Three Months Ended March 31, 2013

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$309,468	$—	$—	$—	$309,468	$—	$—	$—	$—	$—	$—	$309,468
Interest Income	—	—	—	—	—	3	73,291	75,249	(73,569)	74,974	—	74,974
Dealer Finance and Other Income	—	—	—	—	—	2800	—	—	—	2800	—	2800
Other Revenue	12,130	—	12,546	—	24,676	15,980	—	523	(15,994)	509	(25,185)	—

Equity in Income of Subsidiaries	—	—	71,391	(71,391)	—	—	—	50,153	(50,153)	—	—	—

Total Revenue	321,598	—	83,937	(71,391)	334,144	18,783	73,291	125,925	(139,716)	78,283	(25,185)	387,242
Costs and Expenses:
Cost of Used Vehicles Sold	211,638	—	—	—	211,638	—	—	—	—	—	—	211,638
Provision for Credit Losses	—	—	—	—	—	—	—	77,842	—	77,842	—	77,842
Portfolio Debt Interest Expense	—	—	—	—	—	—	10,186	—	—	10,186	—	10,186
Non-Portfolio Debt Interest Expense	957	135	13	—	1105	20	464	86,788	(73,569)	13,703	(13,489)	1319
Senior Secured Debt Interest Expense	—	—	3,321	—	3,321	—	—	3,320	—	3,320	—	6,641
Selling and Marketing	8,982	—	—	—	8,982	14	—	(79)	—	(65)	—	8,917
General and Administrative	24,837	(952)	2,195	—	26,080	16,558	14,125	17,287	(15,994)	31,976	(11,696)	46,360
Depreciation Expense	4,527	—	—	—	4,527	419	135	327	—	881	—	5,408

Total Costs and Expenses	250,941	(817)	5,529	—	255,653	17,011	24,910	185,485	(89,563)	137,843	(25,185)	368,311

Income before Income Taxes	70,657	817	78,408	(71,391)	78,491	1,772	48,381	(59,560)	(50,153)	(59,560)	—	18,931
Income Tax Expense (Benefit)	—	83	70	—	153	—	—	189	—	189	—	342
Net Income (Loss)	$70,657	$734	$78,338	$(71,391)	$78,338	$1,772	$48,381	$(59,749)	$(50,153)	$(59,749)	$—	$18,589

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Operations

Three Months Ended March 31, 2012

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$297,135	$—	$—	$—	$297,135	$—	$—	$—	$—	$—	$—	$297,135
Interest Income	—	—	—	—	—	—	63,490	70,831	(63,793)	70,528	—	70,528
Dealer Finance and Other Income	—	—	—	—	—	175	—	—	—	175	—	175
Other Revenue	11,413	—	6,760	—	18,173	14,525	—	569	(14,504)	590	(18,763)	—
Equity in Income of Subsidiaries	—	—	76,510	(76,510)	—	—	—	39,219	(39,219)	—	—	—

Total Revenue	308,548	—	83,270	(76,510)	315,308	14,700	63,490	110,619	(117,516)	71,293	(18,763)	367,838

Costs and Expenses:
Cost of Used Vehicles Sold	197,161	—	—	—	197,161	—	—	—	—	—	—	197,161
Provision for Credit Losses	—	—	—	—	—	—	—	60,342	—	60,342	—	60,342
Portfolio Debt Interest Expense	—	—	—	—	—	—	10,354	—	—	10,354	—	10,354
Non-Portfolio Debt Interest Expense	813	—	10	—	823	24	494	71,894	(63,793)	8,619	8,399	1,043
Senior Secured Debt Interest Expense	—	—	3,303	—	3,303	—	—	3,303	—	3,303	—	6,606
Selling and Marketing	9,405	—	—	—	9,405	65	—	—	—	65	—	9,470
General and Administrative	20,736	(306)	2,113	—	22,543	15,207	12,413	19,429	(14,504)	32,545	(10,364)	44,724
Depreciation Expense	4,210	—	—	—	4,210	260	154	327	—	741	—	4,951

Total Costs and Expenses	232,325	(306)	5,426	—	237,445	15,556	23,415	155,295	(78,297)	115,969	(18,763)	334,651

Income before Income Taxes	76,223	306	77,844	(76,510)	77,863	(856)	40,075	(44,676)	(39,219)	(44,676)	—	33,187
Income Tax Expense (Benefit)	—	56	108	—	164	—	—	228	—	228	—	392

Net Income (Loss)	$76,223	$250	$77,736	$(76,510)	$77,699	$(856)	$40,075	$(44,904)	$(39,219)	$(44,904)	$—	$32,795

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$70,657	$734	$78,338	$(71,391)	$78,338	$1,772	$48,381	$(59,749)	$(50,153)	$(59,749)	$—	$18,589
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	77,842	—	77,842	—	77,842
Depreciation Expense	4,527	—	—	—	4,527	419	135	327	—	881	—	5,408
Amortization of Debt Issuance Costs and Debt Premium and Discount	41	15	164	—	220	—	1,276	164	—	1,440	—	1,660
Non-Cash Compensation Expense—Related Party	—	—	155	—	155	—	—	156	—	156	—	311
Loss (Gain) from Disposal of Property and Equipment	(41)	—	—	—	(41)	78	—	(6)	—	72	—	31
Originations of Finance Receivables	—	—	—	—	—	(285)	—	(311,789)	—	(312,074)	—	(312,074)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	7	—	145,916	—	145,923	—	145,923
Change in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	423	—	423	—	423
Decrease in Inventory	41,857	—	—	—	41,857	—	—	—	—	—	—	41,857
(Increase) Decrease in Other Assets	(398,590)	330	(81,588)	66,267	(413,581)	(163,925)	(61,553)	(214,791)	303,856	(136,413)	558,823	8,829
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	264,680	(588)	2,931	5,124	272,147	204,879	(243)	364,599	(257,906)	311,329	(558,823)	24,663

Net Cash (Used in) Provided By Operating Activities	(16,869)	491	—	—	(16,378)	42,945	(12,004)	3,092	(4,203)	29,830	—	13,452

Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(38,960)	—	—	—	(38,960)	—	(38,960)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	5,163	—	—	—	5,163	—	5,163
Proceeds from Disposal of Property and Equipment	453	—	—	—	453	165	—	23	—	188	—	641
Purchase of Property and Equipment	(7,194)	—	—	—	(7,194)	(313)	(131)	(159)	—	(603)	—	(7,797)

Net Cash Provided By (Used In) Investing Activities	(6,741)	—	—	—	(6,741)	(33,945)	(131)	(136)	—	(34,212)	—	(40,953)

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2013

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Decrease in Restricted Cash	—	—	—	—	—	(8,864)	(6,760)	—	—	(15,624)	—	(15,624)
Collections, Buybacks and Change in Investments Held in Trust	—	—	—	—	—	—	(4,255)	—	—	(4,255)	—	(4,255)
Additions to Portfolio Term Financings	—	—	—	—	—	—	75,000	—	—	75,000	—	75,000
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(139,410)	—	4,203	(135,207)	—	(135,207)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	210,300	—	—	210,300	—	210,300
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(122,500)	—	—	(122,500)	—	(122,500)
Additions to Other Secured Notes Payable	20,000	—	—	—	20,000	—	—	—	—	—	—	20,000
Repayment of Other Secured Notes Payable	—	(463)	—	—	(463)	(93)	(58)	—	—	(151)	—	(614)
Payment of Debt Issuance Costs	—	—	—	—	—	—	(348)	—	—	(348)	—	(348)
Dividend Distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net Cash Provided By (Used In) Financing Activities	20,000	(463)	—	—	19,537	(8,957)	11,969	—	4,203	7,215	—	26,752

Net Increase (Decrease) in Cash and Cash Equivalents	(3,610)	28	—	—	(3,582)	43	(166)	2,956	—	2,833	—	(749)
Cash and Cash Equivalents at Beginning of Period	6,937	482	5	—	7,424	9	423	18,624	—	19,056	—	26,480

Cash and Cash Equivalents at End of Period	$3,327	$510	$5	$—	$3,842	$52	$257	$21,580	$—	$21,889	$—	$25,731

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$76,223	$250	$77,736	$(76,510)	$77,699	$(856)	$40,075	$(44,904)	$(39,219)	$(44,904)	$—	$32,795
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used In) Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	60,342	—	60,342	—	60,342
Depreciation Expense	4,210	—	—	—	4,210	260	154	327	—	741	—	4,951
Amortization of Debt Issuance Costs and Debt Premium and Discount	(9)	—	147	—	138	—	1,628	147	—	1,775	—	1,913
Non-Cash Compensation Expense—Related Party	—	—	233	—	233	—	—	232	—	232	—	465
Loss from Disposal of Property and Equipment	(43)	—	—	—	(43)	(17)	—	—	—	(17)	—	(60)
Originations of Finance Receivables	—	—	—	—	—	—	—	(292,970)	—	(292,970)	—	(292,970)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	148,309	—	148,309	—	148,309
Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(506)	—	(506)	—	(506)
Decrease in Inventory	80,748	—	—	—	80,748	—	—	—	—	—	—	80,748
(Increase) Decrease in Other Assets	(392,660)	(860)	(79,037)	75,599	(396,958)	(215,975)	54,673	(147,096)	144,296	(164,102)	567,102	6,042
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	256,446	96	927	911	258,380	227,018	(1,467)	272,488	(168,746)	329,293	(567,102)	20,571

Net Cash Provided By (Used In) Operating Activities	24,915	(514)	6	—	24,407	10,430	95,063	(3,631)	(63,669)	38,193	—	62,600

Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(5,627)	—	—	—	(5,627)	—	(5,627)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	178	—	—	—	178	—	178
Proceeds from Disposal of Property and Equipment	364	—	—	—	364	70	—	22	—	92	—	456
Purchase of Property and Equipment	(4,587)	—	—	—	(4,587)	(1,419)	460	(104)	—	(1,063)	—	(5,650)

Net Cash Provided By (Used In) Investing Activities	(4,223)	—	—	—	(4,223)	(6,798)	460	(82)	—	(6,420)	—	(10,643)

DriveTime Automotive Group, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

Three Months Ended March 31, 2012

(in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Decrease in Restricted Cash	—	—	—	—	—	(3,396)	(5,103)	—	—	(8,499)	—	(8,499)
Collections, Buybacks and Change in Investments Held in Trust	—	—	—	—	—	—	(1,785)	—	—	(1,785)	—	(1,785)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	—	—	—	—	—	—
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(112,289)	—	—	(112,289)	—	(112,289)
Additions to Portfolio Term Financings	—	—	—	—	—	—	195,800	—	—	195,800	—	195,800
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(108,000)	—	—	(108,000)	—	(108,000)
Additions to Other Secured Notes Payable	—	—	—	—	—	—	—	—	—	—	—	—
Repayment of Other Secured Notes Payable	(14,390)	—	—	—	(14,390)	(89)	(52)	—	—	(141)	—	(14,531)
Payment of Debt Insurance Costs	(26)	—	(6)	—	(32)	—	(519)	(6)	—	(525)	—	(557)
Dividend Distributions	—	—	—	—	—	—	(63,669)	(5,260)	63,669	(5,260)	—	(5,260)

Net Cash Provided By (Used In) Financing Activities)	(14,416)	—	(6)	—	(14,422)	(3,485)	(95,617)	(5,266)	63,669	(40,699)	—	(55,121)

Net Increase (Decrease) in Cash and Cash Equivalents	6,276	(514)	—	—	5,762	147	(94)	(8,979)	—	(8,926)	—	(3,164)
Cash and Cash Equivalents at Beginning of Period	2,869	595	5	—	3,469	52	396	22,013	—	22,461	—	25,930

Cash and Cash Equivalents at End of Period	$9,145	$81	$5	$—	$9,231	$199	$302	$13,034	$—	$13,535	$—	$22,766

(18) Supplemental Consolidating Financial Information

In accordance with the indenture governing our Senior Secured Notes (see Note 8—“Debt Obligations”), certain wholly-owned subsidiaries of the Company have fully and unconditionally guaranteed the Senior Secured Notes on a joint and several basis. Pursuant to Regulation S-X, Rule 3-10(f), we are required to present condensed consolidating financial information for subsidiaries that have guaranteed the debt of a registrant issued in a public offering, where the guarantee is full and unconditional, joint and several, and where the voting interest of the subsidiary is 100% owned by the registrant.

The following tables present condensed consolidating balance sheets as of December 31, 2012 and 2011; and condensed consolidating statements of operations for the years ended December 31, 2012, 2011, and 2010; and condensed consolidated statements of cash flows for the years ended December 31, 2012, 2011, and 2010 for (i) DTAG and DTAC, the co-issuers of the Senior Secured Notes, (ii) the separate DTAG and DTAC guarantor subsidiaries on a combined basis, (iii) the separate DTAG and DTAC non-guarantor subsidiaries on a combined basis, (iv) elimination adjustments, and (v) total consolidated amounts. Separate financial statements and other disclosures concerning the Guarantor Subsidiaries are not presented because management believes that such information is not material to the senior note holders. Consolidating adjustments include elimination of investment in subsidiaries, elimination of intercompany accounts; elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and elimination of equity in earnings (losses) of subsidiaries. The condensed consolidating financial information should be read in conjunction with the consolidated financial statements herein.

Included in the column for DTAG Guarantor Subsidiaries Combined are DriveTime Sales and Finance Company, LLC, DriveTime Car Sales Company, LLC, DriveTime Ohio Company, LLC, and Carvana, LLC. Included in the column for DTAC Guarantor Subsidiaries Combined are DT Credit Company, LLC, GFC Lending, LLC, and DT Jet Leasing, LLC. Included in the column for DTAG Non-Guarantor Subsidiaries Combined are all other subsidiaries that are wholly-owned by DTAG and included in the column for DTAC Non-Guarantor Subsidiaries Combined are all SPEs, which are VIEs and for which DTAC is the primary beneficiary. The column for the Issuers includes the accounts for DTAG and DTAC as issuers and as parent company for each of its respective subsidiaries.

Consolidated amounts may be immaterially different compared to the consolidated financial statements due to rounding.

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Balance Sheets

December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480
Restricted Cash and Investments Held in Trust	—	—	—	—	—	16,163	90,909	—	—	107,072	—	107,072
Finance Receivables	—	—	—	—	—	—	—	1,634,622	—	1,634,622	—	1,634,622
Allowance for Credit Losses	—	—	—	—	—	—	—	(252,590)	—	(252,590)	—	(252,590)

Finance Receivables, net	—	—	—	—	—	—	—	1,382,032	—	1,382,032	—	1,382,032
Dealer Finance Receivables	—	—	—	—	—	40,956	—	—	—	40,956	—	40,956
Inventory	270,733	—	—	—	270,733	—	—	—	—	—	—	270,733
Property and Equipment, net	70,668	—	—	—	70,668	5,807	15,216	2,706	—	23,729	—	94,397
Investments in Subsidiaries	—	—	473,828	(473,828)	—	—	—	348,577	(348,577)	—	—	—
Other Assets	1,226,409	26,480	383,689	(711,814)	924,764	496,384	1,352,295	887,248	(1,857,217)	878,710	(1,736,027)	67,447

Total Assets	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$17,342	$—	$—	$—	$17,342	$4	$—	$—	$—	$4	$—	$17,346
Accrued Expenses and Other Liabilities	1,006,791	695	602,314	(711,814)	897,986	521,476	6,703	2,228,522	(1,836,721)	919,980	(1,736,027)	81,939
Portfolio Term Financings	—	—	—	—	—	—	1,069,974	—	(20,496)	1,049,478	—	1,049,478
Portfolio Warehouse Facilities	—	—	—	—	—	—	57,200	—	—	57,200	—	57,200
Senior Secured Notes Payable	—	—	99,160	—	99,160	—	—	99,160	—	99,160	—	198,320
Other Secured Notes Payable	91,320	11,733	—	—	103,053	1,774	12,454	—	—	14,228	—	117,281

Total Liabilities	1,115,453	12,428	701,474	(711,814)	1,117,541	523,254	1,146,331	2,327,682	(1,857,217)	2,140,050	(1,736,027)	1,521,564

Shareholders’ Equity:
Total Shareholders’ Equity	459,294	14,534	156,048	(473,828)	156,048	36,065	312,512	311,505	(348,577)	311,505	—	467,553

Total Liabilities & Shareholders’ Equity	$1,574,747	$26,962	$857,522	$(1,185,642)	$1,273,589	$559,319	$1,458,843	$2,639,187	$(2,205,794)	$2,451,555	$(1,736,027)	$1,989,117

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Balance Sheets

December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
ASSETS:
Cash and Cash Equivalents	$2,869	$595	$5	$—	$3,469	$52	$396	$22,013	$—	$22,461	$—	$25,930
Restricted Cash and Investments Held in Trust	—	—	—	—	—	22,517	77,199	—	—	99,716	—	99,716
Finance Receivables	—	—	—	—	—	—	—	1,495,340	—	1,495,340	—	1,495,340
Allowance for Credit Losses	—	—	—	—	—	—	—	(221,533)	—	(221,533)	—	(221,533)

Finance Receivables, net	—	—	—	—	—	—	—	1,273,807	—	1,273,807	—	1,273,807
Dealer Finance Receivables	—	—	—	—	—	24	—	—	—	24	—	24
Inventory	212,330	—	—	—	212,330	—	—	—	—	—	—	212,330
Property and Equipment, net	67,579	—	—	—	67,579	4,085	16,029	2,976	—	23,090	—	90,669
Investments in Subsidiaries	—	—	613,599	(613,599)	—	—	—	388,967	(388,967)	—	—	—
Other Assets	1,316,338	12,840	242,936	(724,386)	847,728	705,731	1,176,065	783,441	(1,891,941)	773,296	(1,556,671)	64,353

Total Assets	$1,599,116	$13,435	$856,540	$(1,337,985)	$1,131,106	$732,409	$1,269,689	$2,471,204	$(2,280,908)	$2,192,394	$(1,556,671)	$1,766,829

LIABILITIES & SHAREHOLDERS’ EQUITY:
Liabilities:
Accounts Payable	$9,759	$—	$—	$—	$9,759	$—	$—	$—	$—	$—	$—	$9,759
Accrued Expenses and Other Liabilities	904,341	352	608,647	(724,386)	788,954	647,665	6,148	2,063,190	(1,871,445)	845,558	(1,556,671)	77,841
Portfolio Term Financings	—	—	—	—	—	—	803,130	—	(20,496)	782,634	—	782,634
Portfolio Warehouse Facilities	—	—	—	—	—	—	141,392	—	—	141,392	—	141,392
Senior Secured Notes Payable	—	—	99,029	—	99,029	—	—	99,029	—	99,029	—	198,058
Other Secured Notes Payable	84,500	—	—	—	84,500	2,135	12,661	—	—	14,796	—	99,296
Total Liabilities	998,600	352	707,676	(724,386)	982,242	649,800	963,331	2,162,219	(1,891,941)	1,883,409	(1,556,671)	1,308,980

Shareholders’ Equity:
Total Shareholders’ Equity	600,516	13,083	148,864	(613,599)	148,864	82,609	306,358	308,985	(388,967)	308,985	—	457,849

Total Liabilities & Shareholders’ Equity	$1,599,116	$13,435	$856,540	$(1,337,985)	$1,131,106	$732,409	$1,269,689	$2,471,204	$(2,280,908)	$2,192,394	$(1,556,671)	$1,766,829

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$920,507	$—	$—	$—	$920,507	$—	$—	$—	$—	$—	$—	$920,507
Interest Income	—	—	—	—	—	—	273,460	300,595	(274,673)	299,382	—	299,382
Dealer Finance and Other Income	—	—	—	—	—	2,977	—	—	—	2,977	—	2,977
Other Revenue	45,442	—	37,760	—	83,202	65,059	—	2,758	(64,980)	2,837	(86,039)	—

Equity in Income of Subsidiaries	—	—	220,795	(220,795)	—	—	—	180,339	(180,339)	—	—	—

Total Revenue	965,949	—	258,555	(220,795)	1,003,709	68,036	273,460	483,692	(519,992)	305,196	(86,039)	1,222,866
Costs and Expenses:
Cost of Used Vehicles Sold	607,932	—	—	—	607,932	—	—	—	—	—	—	607,932
Provision for Credit Losses	—	—	—	—	—	—	—	253,603	—	253,603	—	253,603
Portfolio Debt Interest Expense	—	—	—	—	—	—	41,978	—	—	41,978	—	41,978
Non-Portfolio Debt Interest Expense	3,273	403	58	—	3,734	93	1,975	314,904	(274,673)	42,299	(41,389)	4,644
Senior Secured Debt Interest Expense	—	—	13,233	—	13,233	—	—	13,237	—	13,237	—	26,470
Selling and Marketing	28,012	—	—	—	28,012	123	—	4	—	127	—	28,139
General and Administrative	91,546	(3,406)	7,369	—	95,509	59,256	55,762	78,506	(64,980)	128,544	(44,650)	179,403
Depreciation Expense	16,910	—	—	—	16,910	1,424	546	1,270	—	3,240	—	20,150

Total Costs and Expenses	747,673	(3,003)	20,660	—	765,330	60,896	100,261	661,524	(339,653)	483,028	(86,039)	1,162,319

Income before Income Taxes	218,276	3,003	237,895	(220,795)	238,379	7,140	173,199	(177,832)	(180,339)	(177,832)	—	60,547
Income Tax Expense (Benefit)	—	484	224	—	708	—	—	486	—	486	—	1,194
Net Income (Loss)	$218,276	$2,519	$237,671	$(220,795)	$237,671	$7,140	$173,199	$(178,318)	$(180,339)	$(178,318)	$—	$59,353

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$838,242	$—	$—	$—	$838,242	$—	$—	$—	$—	$—	$—	$838,242
Interest Income	—	—	—	—	—	—	252,911	284,282	(254,128)	283,065	—	283,065
Other Revenue	38,333	—	26,500	—	64,833	60,250	—	2,864	(60,018)	3,096	(67,929)	—
Equity in Income of Subsidiaries	—	—	211,104	(211,104)	—	—	—	158,642	(158,642)	—	—	—

Total Revenue	876,575	—	237,604	(211,104)	903,075	60,250	252,911	445,788	(472,788)	286,161	(67,929)	1,121,307

Costs and Expenses:
Cost of Used Vehicles Sold	544,504	—	—	—	544,504	—	—	—	—	—	—	544,504
Provision for Credit Losses	—	—	—	—	—	—	—	207,198	—	207,198	—	207,198
Portfolio Debt Interest Expense	—	—	—	—	—	—	43,373	102	—	43,475	—	43,475
Non-Portfolio Debt Interest Expense	2,351	—	54	—	2,405	109	1,989	282,978	(254,128)	30,948	(30,319)	3,034
Senior Secured Debt Interest Expense	—	—	13,271	—	13,271	—	—	13,270	—	13,270	—	26,541
Selling and Marketing	22,790	—	—	—	22,790	—	—	—	—	—	—	22,790
General and Administrative	83,081	(1,191)	7,543	—	89,433	56,925	50,798	68,803	(60,018)	116,508	(37,610)	168,331
Depreciation Expense	13,532	—	—	—	13,532	714	613	1,216	—	2,543	—	16,075

Total Costs and Expenses	666,258	(1,191)	20,868	—	685,935	57,748	96,773	573,567	(314,146)	413,942	(67,929)	1,031,948

Income before Income Taxes	210,317	1,191	216,736	(211,104)	217,140	2,502	156,138	(127,779)	(158,642)	(127,781)	—	89,359
Income Tax Expense (Benefit)	—	403	(166)	—	237	—	—	984	—	984	—	1,221

Net Income (Loss)	$210,317	$788	$216,902	$(211,104)	$216,903	$2,502	$156,138	$(128,763)	$(158,642)	$(128,765)	$—	$88,138

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year Ended December 31, 2010

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$760,767	$—	$—	$—	$760,767	$—	$—	$—	$—	$—	$—	$760,767
Interest Income	—	—	—	—	—	—	171,367	266,011	(172,404)	264,974	—	264,974
Other Revenue	55,309	—	13,372	—	68,681	70,205	—	—	(70,205)	—	(68,681)	—
Equity in Income of Subsidiaries	—	—	230,269	(230,269)	—	—	—	97,298	(97,298)	—	—	—

Total Revenue	816,076	—	243,641	(230,269)	829,448	70,205	171,367	363,309	(339,907)	264,974	(68,681)	1,025,741

Costs and Expenses:
Cost of Used Vehicles Sold	481,210	—	—	—	481,210	—	—	—	—	—	—	481,210
Provision for Credit Losses	—	—	—	—	—	—	—	175,900	—	175,900	—	175,900
Portfolio Debt Interest Expense	—	—	—	—	—	—	42,335	25,979	—	68,314	—	68,314
Non-Portfolio Debt Interest Expense	2,933	—	1,772	—	4,705	88	1,542	203,549	(172,405)	32,774	(22,722)	14,757
Senior Secured Debt Interest Expense	—	—	7,515	—	7,515	—	—	7,516	—	7,516	—	15,031
Selling and Marketing	16,681	—	—	—	16,681	—	—	102	—	102	—	16,783
General and Administrative	74,784	(2,018)	12,979	—	85,745	66,044	32,919	96,946	(70,204)	125,705	(45,959)	165,491
Depreciation Expense	11,363	—	—	—	11,363	756	590	1,042	—	2,388	—	13,751
Loss on Extinguishment of Debt	—	—	—	—	—	—	—	3,418	—	3,418	—	3,418

Total Costs and Expenses	586,971	(2,018)	22,266	—	607,219	66,888	77,386	514,452	(242,609)	416,117	(68,681)	954,655

Income before Income Taxes	229,105	2,018	221,375	(230,269)	222,229	3,317	93,981	(151,143)	(97,298)	(151,143)	—	71,086
Income Tax Expense (Benefit)	—	854	383	—	1,237	—	—	(833)	—	(833)	—	404

Net Income (Loss)	$229,105	$1,164	$220,992	$(230,269)	$220,992	$3,317	$93,981	$(150,310)	$(97,298)	$(150,310)	$—	$70,682

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$218,276	$2,519	$237,671	$(220,795)	$237,671	$7,140	$173,199	$(178,318)	$(180,339)	$(178,318)	$—	$59,353
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	253,603	—	253,603	—	253,603
Depreciation Expense	16,910	—	—	—	16,910	1,424	546	1,270	—	3,240	—	20,150
Amortization of Debt Issuance Costs and Debt Premium and Discount	115	39	608	—	762	—	6,792	609	—	7,401	—	8,163
Non-Cash Compensation Expense	—	—	781	—	781	—	—	765	—	765	—	1,546
Loss (Gain) from Disposal of Property and Equipment	(117)	—	—	—	(117)	(34)	—	(2)	—	(36)	—	(153)
Originations of Finance Receivables	—	—	—	—	—	—	—	(917,093)	—	(917,093)	—	(917,093)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	559,517	—	559,517	—	559,517
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(4,252)	—	(4,252)	—	(4,252)
(Increase) in Inventory	(58,403)	—	—	—	(58,403)	—	—	—	—	—	—	(58,403)
(Increase) Decrease in Other Assets	(269,542)	(14,359)	(232,721)	208,224	(308,398)	155,393	(343,247)	167,379	145,614	125,139	179,356	(3,903)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	109,942	342	(6,333)	12,571	116,522	(126,185)	554	165,334	34,725	74,428	(179,356)	11,594

Net Cash (Used in) Provided By Operating Activities	17,181	(11,459)	6	—	5,728	37,738	(162,156)	48,812	—	(75,606)	—	(69,878)

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2012

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	—	—	—	—	—	(45,438)	—	—	—	(45,438)	—	(45,438)
Collections and Recoveries of Dealer Finance Receivables	—	—	—	—	—	4,506	—	—	—	4,506	—	4,506
Proceeds from Disposal of Property and Equipment	1,540	—	—	—	1,540	354	—	38	—	392	—	1,932
Purchase of Property and Equipment	(21,333)	—	—	—	(21,333)	(3,197)	—	(1,037)	—	(4,234)	—	(25,567)

Net Cash Provided By (Used In) Investing Activities	(19,793)	—	—	—	(19,793)	(43,775)	—	(999)	—	(44,774)	—	(64,567)

Cash Flows from Financing Activities:
Increase (Decrease) in Restricted Cash	—	—	—	—	—	6,354	9,067	—	—	15,421	—	15,421
Deposits into Investments Held in Trust	—	—	—	—	—	—	(15,864)	—	—	(15,864)	—	(15,864)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	(6,913)	—	—	(6,913)	—	(6,913)
Additions to Portfolio Term Financings	—	—	—	—	—	—	857,246	—	—	857,246	—	857,246
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(590,151)	—	—	(590,151)	—	(590,151)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	827,300	—	—	827,300	—	827,300
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(911,492)	—	—	(911,492)	—	(911,492)
Additions to Other Secured Notes Payable	71,000	12,969	—	—	83,969	—	—	—	—	—	—	83,968
Repayment of Other Secured Notes Payable	(64,179)	(1,235)	—	—	(65,414)	(360)	(208)	—	—	(568)	—	(65,982)
Payment of Debt Issuance Costs	(141)	(388)	(6)	—	(535)	—	(6,802)	(7)	—	(6,809)	—	(7,343)
Dividend Distributions	—	—	—	—	—	—	—	(51,195)	—	(51,195)	—	(51,195)

Net Cash Provided By (Used In) Financing Activities	6,680	11,346	(6)	—	18,020	5,994	162,183	(51,202)	—	116,975	—	134,995

Net Increase (Decrease) in Cash and Cash Equivalents	4,068	(113)	—	—	3,955	(43)	27	(3,389)	—	(3,405)	—	550
Cash and Cash Equivalents at Beginning of Period	2,869	595	5	—	3,469	52	396	22,013	—	22,461	—	25,930

Cash and Cash Equivalents at End of Period	$6,937	$482	$5	$—	$7,424	$9	$423	$18,624	$—	$19,056	$—	$26,480

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$210,317	$788	$216,902	$(211,104)	$216,903	$2,502	$156,138	$(128,763)	$(158,642)	$(128,765)	$—	$88,138
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	207,198	—	207,198	—	207,198
Depreciation Expense	13,532	—	—	—	13,532	714	613	1,216	—	2,543	—	16,075
Non-Cash Compensation Expense	494	—	562	—	1,056	—	10,262	562	—	10,824	—	11,880
Amortization of Debt Issuance Costs and Debt Premium and Discount	—	—	1,395	—	1,395	—	—	1,394	—	1,394	—	2,789
Loss (Gain) from Disposal of Property and Equipment	86	—	—	—	86	—	—	(5)	—	(5)	—	81
Originations of Finance Receivables	—	—	—	—	—	—	—	(829,164)	—	(829,164)	—	(829,164)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	549,888	—	549,888	—	549,888
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	(1,011)	—	(1,011)	—	(1,011)
(Increase) in Inventory	(66,286)	—	—	—	(66,286)	—	—	—	—	—	—	(66,286)
(Increase) Decrease in Other Assets	(851,669)	2,564	(335,292)	310,151	(874,246)	(603,676)	(233,481)	(772,357)	1,113,025	(496,489)	1,358,453	(12,282)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	691,639	(3,079)	116,607	(99,047)	706,120	602,492	(14,839)	1,026,561	(954,383)	659,831	(1,358,453)	7,498

Net Cash (Used in) Provided By Operating Activities	(1,887)	273	174	—	(1,440)	2,032	(81,307)	55,519	—	(23,756)	—	(25,196)

Cash Flows from Investing Activities:						—
Proceeds from Disposal of Property and Equipment	438	—	—	—	438	62	—	19	—	81	—	519
Purchase of Property and Equipment	(43,290)	—	—	—	(43,290)	(243)	(782)	(477)	—	(1,502)	—	(44,792)

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2011

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Net Cash Provided By (Used In) Investing Activities	(42,852)	—	—	—	(42,852)	(181)	(782)	(458)	—	(1,421)	—	(44,273)

Cash Flows from Financing Activities:
Increase in Restricted Cash	5	—	—	—	5	(1,740)	19,928	—	—	18,188	—	18,193
Deposits into Investments Held in Trust	—	—	—	—	—	—	(13,199)	—	—	(13,199)	—	(13,199)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	(22,819)	—	—	(22,819)	—	(22,819)
Additions to Portfolio Term Financings	—	—	—	—	—	—	707,947	—	—	707,947	—	707,947
Repayment of Portfolio Term Financings	—	—	—	—	—	—	(339,110)	—	—	(339,110)	—	(339,110)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	970,600	—	—	970,600	—	970,600
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(1,232,215)	—	—	(1,232,215)	—	(1,232,215)
Additions to Other Secured Notes Payable	44,500	—	—	—	44,500	—	—	—	—	—	—	44,500
Repayment of Other Secured Notes Payable	—	—	—	—	—	(344)	(198)	—	—	(542)	—	(542)
Payment of Debt Issuance Costs	(485)	—	(169)	—	(654)	—	(8,965)	(169)	—	(9,134)	—	(9,788)
Dividend Distributions	—	—	—	—	—	—	—	(51,845)	—	(51,845)	—	(51,845)

Net Cash Provided By (Used In) Financing Activities	44,020	—	(169)	—	43,851	(2,084)	81,969	(52,014)	—	27,871	—	71,722

Net Increase (Decrease) in Cash and Cash Equivalents	(719)	273	5	—	(441)	(233)	(120)	3,047	—	2,694	—	2,253
Cash and Cash Equivalents at Beginning of Period	3,588	322	—	—	3,910	285	516	18,966	—	19,767	—	23,677

Cash and Cash Equivalents at End of Period	$2,869	$595	$5	$—	$3,469	$52	$396	$22,013	$—	$22,461	$—	$25,930

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year Ended December 31, 2010

($ in thousands)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$229,105	$1,164	$220,992	$(230,269)	$220,992	$3,317	$93,981	$(150,310)	$(97,298)	$(150,310)	$—	$70,682
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	—	—	—	—	—	—	—	175,900	—	175,900	—	175,900
Depreciation Expense	11,363	—	—	—	11,363	756	590	1,042	—	2,388	—	13,751
Amortization of Debt Issuance Costs and Debt Premium and Discount	226	—	263	—	489	—	11,051	6,070	—	17,121	—	17,610
Non-Cash Compensation Expense	—	—	563	—	563	—	—	562	—	562	—	1,125
Loss (Gain) from Disposal of Property and Equipment	(136)	—	—	—	(136)	(17)	—	359	—	342	—	206
Originations of Finance Receivables	—	—	—	—	—	—	—	(747,329)	—	(747,329)	—	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	—	—	—	—	—	—	—	492,294	—	492,294	—	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	—	—	—	—	—	—	—	726	—	726	—	726
(Increase) in Inventory	(30,704)	—	—	—	(30,704)	—	—	—	—	—	—	(30,704)
(Increase) Decrease in Other Assets	(70,119)	(1,571)	(491,503)	322,113	(241,080)	116,512	(533,616)	339,240	159,524	81,660	147,391	(12,029)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(106,194)	576	200,228	(90,059)	4,551	(117,250)	(36,411)	361,936	(41,730)	166,545	(147,391)	23,705

Net Cash (Used in) Provided By Operating Activities	33,541	169	(69,457)	1,785	(33,962)	3,318	(464,405)	480,490	20,496	39,899	—	5,937

Cash Flows from Investing Activities:
Proceeds from Disposal of Property and Equipment	347	—	—	—	347	55	—	21	—	76	—	423
Purchase of Property and Equipment	(20,570)	—	2,615	—	(17,955)	(640)	(30)	(2,256)	—	(2,926)	—	(20,881)

Net Cash Provided By (Used In) Investing Activities	(20,223)	—	2,615	—	(17,608)	(585)	(30)	(2,235)	—	(2,850)	—	(20,458)

	DriveTime Automotive Group, Inc.					DT Acceptance Corporation					Eliminations	DriveTime Automotive Group, Inc. and Subsidiaries
	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiary	Parent Company	Eliminations	Consolidated	Guarantor Subsidiaries Combined	Non- Guarantor Subsidiaries Combined	Parent Company	Eliminations	Consolidated
Cash Flows from Financing Activities:
Increase in Restricted Cash	(9)	—	—	—	(9)	(4,968)	(24,005)	—	—	(28,973)	—	(28,982)
Deposits into Investments Held in Trust	—	—	—	—	—	—	(4,500)	—	—	(4,500)	—	(4,500)
Change in Investments Held in Trust and Collection Account Cash	—	—	—	—	—	—	35,655	—	—	35,655	—	35,655
Additions to Portfolio Term Facilities	—	—	—	—	—	—	328,753	79,047	(20,496)	387,304	—	387,304
Repayment of Portfolio Term Facilities	—	—	—	—	—	—	(183,103)	(585,747)	—	(768,850)	—	(768,850)
Additions to Portfolio Warehouse Facilities	—	—	—	—	—	—	940,150	—	—	940,150	—	940,150
Repayment of Portfolio Warehouse Facilities	—	—	—	—	—	—	(614,649)	—	—	(614,649)	—	(614,649)
Additions to Senior Secured Notes Payable	—	—	80,555	—	80,555	—	—	80,554	—	80,554	—	161,109
Additions to Other Secured Notes Payable	—	—	1,785	(1,785)	—	2,700	—	76	—	2,776	—	2,776
Repayment of Other Secured Notes Payable	(10,000)	—	—	—	(10,000)	(221)	(187)	(12,307)	—	(12,715)	—	(22,715)
Repayment of Senior Unsecured Notes Payable	—	—	—	—	—	—	—	(1,500)	—	(1,500)	—	(1,500)
Payment of Debt Issuance Costs	(511)	—	(3,898)	—	(4,409)	—	(13,713)	(4,694)	—	(18,407)	—	(22,816)
Dividend Distributions	—	—	(11,600)	—	(11,600)	—	—	(34,710)	—	(34,710)	—	(46,310)

Net Cash Provided By (Used In) Financing Activities	(10,520)	—	66,842	(1,785)	54,537	(2,489)	464,401	(479,281)	(20,496)	(37,865)	—	16,672

Net Increase (Decrease) in Cash and Cash Equivalents	2,798	169	—	—	2,967	244	(34)	(1,026)	—	(816)	—	2,151
Cash and Cash Equivalents at Beginning of Period	790	153	—	—	943	41	550	19,992	—	20,583	—	21,526

Cash and Cash Equivalents at End of Period	$3,588	$322	$—	$—	$3,910	$285	$516	$18,966	$—	$19,767	$—	$23,677